GENERAL - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 03, 2022
General
Loss from operations					$ 83,819
Net loss	$ (19,072)	$ (6,597)	$ (17,050)	$ (17,563)
Working capital	3,911		26,693		26,693
Accumulated deficit	$ (102,891)		$ (83,819)	$ (66,769)	$ (83,819)
Percentage of employees worked from home during COVID-19			50.00%
Period in which employees worked from home during COVID-19			8 months
Long Term Loan
General
Loan amount received						$ 55,000